Loans Receivable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Loans Receivable
6. Loans Receivable
Glycosyn Promissory Note
In October 2018, the Company provided a revolving promissory note to Glycosyn which has been amended several times since inception. The Glycosyn Promissory Note is convertible at a discount, at the Company’s election, into equity securities of Glycosyn upon Glycosyn’s first issuance of equity securities, other than an underwritten public offering, from which Glycosyn receives gross proceeds of at least $10.0 million. In addition, Glycosyn is obligated to immediately repay the outstanding balance of the loan, plus accrued interest, upon a change in control event. In January 2021, the existing terms of the Glycosyn Promissory Note were amended to add an additional $0.2 million to the principal balance, extend the number of interest-only payments through June 30, 2021 and to increase the interest rate from 7.5% to 12.5% in the event of default. In July 2021, the parties entered into an additional amendment to extend the number of interest-only payments through the end of 2021 and to accelerate the maturity date to December 31, 2021. As of December 31, 2021, the Glycosyn Promissory Note was in default with an unpaid principal balance of $5.4 million and a fair value of

$1.8 million, which is recorded in prepaid expenses and other current assets on the Consolidated Balance Sheets. As of December 31, 2020, the Glycosyn Promissory Note had an unpaid principal balance of $5.3 million and a fair value of $4.5 million, of which $2.0 million was recorded in prepaid expenses and other current assets and the remainder in loans receivable, net of current portion on the Consolidated Balance Sheets. For the years ended December 31, 2021, 2020 and 2019, the (loss) gain on the change in fair value of the Glycosyn Promissory Note was $(2.5) million, $0.5 million and $(0.9) million, respectively, which was recorded in other (expense) income, net on the Consolidated Statements of Operations and Comprehensive Loss.
Access Bio Convertible Notes
In November 2020, the Company entered into a convertible note subscription agreement with Access Bio, a supplier of the Company’s diagnostic test kits. The Access Bio Convertible Notes are due in November 2022 in the aggregate principal amount of $10.0 million plus a 2% rate of return compounded annually. The Access Bio Convertible Notes are convertible into a number of shares of common stock of Access Bio, a company listed on the Korea Stock Exchange, of up to $10.0 million based on a fixed foreign currency exchange rate and a conversion price subject to certain adjustments, including reset adjustments each quarter based on the trading price of Access Bio’s stock. The adjusted conversion price cannot be reduced to less than 70% of the initial conversion price and the reset adjustments cannot increase the effective conversion ratio. The Access Bio Convertible Notes are convertible at the Company’s election any time following the first anniversary of the issuance date of the notes and prior to the 30th day before the maturity date. Additionally, subject to certain provisions, the Company has the option to cause Access Bio to repurchase, or Access Bio has the option to repurchase, a portion of the outstanding balance under the notes (up to the entire balance in the case of the Company’s option) at a price to ensure a 2% rate of return compounded annually.
As of December 31, 2021, the fair value of the Access Bio Convertible Notes was $9.8 million, which was recorded in prepaid expenses and other current assets on the Consolidated Balance Sheets. As of December 31, 2020, the fair value of the Access Bio Convertible Notes was $10.7 million, which was recorded in loans receivable, net of current portion on the Consolidated Balance Sheets. The (loss) gain from the change in fair value of the Access Bio Convertible Notes during the years ended December 31, 2021 and 2020 was $(0.9) million and $0.7 million, respectively, and was recorded in other (expense) income, net on the Consolidated Statements of Operations and Comprehensive Loss.